Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 666	$ 661
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 40	$ 50